Shareholder Report			6 Months Ended
		Jan. 01, 2026	Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			Guardian Variable Products Trust
Entity Central Index Key			0001668512
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2026
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000223917
Shareholder Report [Line Items]
Fund Name			Guardian Core Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$27	0.54%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 27
Expense Ratio, Percent	[1]		0.54%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 317,768,174
Holdings Count | Holding			416
InvestmentCompanyPortfolioTurnover			15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$317,768,174
Total # of Portfolio Holdings	416
Portfolio Turnover Rate	15%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
U.S. Government Securities	41.3
Corporate Bonds & Notes	26.4
Agency Mortgage-Backed Securities	17.2
Asset-Backed Securities	10.6
Non-Agency Mortgage-Backed Securities	5.0
Cash/Other Assets and Liabilities	(0.5)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 2/29/2032	12.8
U.S. Treasury Bonds, 4.625%, due 11/15/2044	9.1
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.1
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.3
U.S. Treasury Notes, 4.000%, due 1/31/2033	1.8
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.7
U.S. Treasury Notes, 4.000%, due 6/30/2032	1.6
U.S. Treasury Bonds, 5.000%, due 5/15/2056	1.5
U.S. Treasury Notes, 4.250%, due 8/15/2035	1.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.1
Total	38.4

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Core Fixed Income Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Core Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169892
Shareholder Report [Line Items]
Fund Name			Guardian Core Plus Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$41	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[2]		0.82%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 129,477,044
Holdings Count | Holding			472
InvestmentCompanyPortfolioTurnover			73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$129,477,044
Total # of Portfolio Holdings	472
Portfolio Turnover Rate	73%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	37.5
Agency Mortgage-Backed Securities	29.1
U.S. Government Securities	18.6
Asset-Backed Securities	15.0
Non-Agency Mortgage-Backed Securities	10.7
Foreign Government	2.0
Senior Secured Loans	1.7
U.S. Treasury Bills	0.1
Cash/Other Assets and Liabilities	(14.7)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Bonds, 4.750%, due 5/15/2055	2.9
Uniform Mortgage-Backed Security, 5.500%, due 8/1/2056	2.7
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.6
U.S. Treasury Bonds, 4.875%, due 8/15/2045	2.4
U.S. Treasury Bonds, 4.750%, due 11/15/2053	2.1
Uniform Mortgage-Backed Security, 4.500%, due 8/1/2039	1.7
U.S. Treasury Notes, 3.625%, due 12/31/2030	1.7
U.S. Treasury Bonds, 4.625%, due 11/15/2044	1.6
U.S. Treasury Bonds, 4.000%, due 11/15/2042	1.6
U.S. Treasury Notes, 4.125%, due 6/30/2028	1.5
Total	20.8

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan MFS Core Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan MFS Core Bond Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169895
Shareholder Report [Line Items]
Fund Name			Guardian Diversified Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$49	0.94%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 49
Expense Ratio, Percent	[3]		0.94%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 97,147,453
Holdings Count | Holding			139
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$97,147,453
Total # of Portfolio Holdings	139
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	37.5
Financials	12.8
Communication Services	9.3
Consumer Discretionary	9.0
Health Care	9.0
Industrials	8.1
Consumer Staples	4.6
Energy	3.4
Utilities	2.3
Materials	1.8
Real Estate	1.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Apple, Inc.	6.8
NVIDIA Corp.	5.9
Microsoft Corp.	5.6
Alphabet, Inc., Class A	5.4
Amazon.com, Inc.	4.1
Lam Research Corp.	3.5
Broadcom, Inc.	2.6
Advanced Micro Devices, Inc.	2.5
Cisco Systems, Inc.	2.3
Micron Technology, Inc.	2.0
Total	40.7

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000200218
Shareholder Report [Line Items]
Fund Name			Guardian Global Utilities VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$57	1.11%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 57
Expense Ratio, Percent	[4]		1.11%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 38,833,874
Holdings Count | Holding			28
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$38,833,874
Total # of Portfolio Holdings	28
Portfolio Turnover Rate	21%

Holdings [Text Block]

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
North America	63.3
Europe	20.6
United Kingdom	7.1
South America	4.2
Asia-Pacific	3.7
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Dominion Energy, Inc.	9.4
Engie SA	5.7
American Electric Power Co., Inc.	5.3
E.ON SE	5.2
Sempra	4.9
Enel SpA	4.8
CMS Energy Corp.	4.8
Atmos Energy Corp.	4.2
Cia de Saneamento Basico do Estado de Sao Paulo	4.2
NextEra Energy, Inc.	4.1
Total	52.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Large Cap Value Index Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Large Cap Value Index Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169897
Shareholder Report [Line Items]
Fund Name			Guardian Growth & Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$51	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[5]		0.97%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 93,565,662
Holdings Count | Holding			80
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$93,565,662
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	18.2
Financials	16.7
Information Technology	15.7
Health Care	13.8
Consumer Discretionary	8.8
Consumer Staples	8.4
Energy	6.9
Communication Services	6.9
Materials	1.8
Real Estate	1.2
Utilities	0.9
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Berkshire Hathaway, Inc., Class B	4.1
RTX Corp.	3.9
Johnson & Johnson	3.6
JPMorgan Chase & Co.	3.5
Philip Morris International, Inc.	3.3
Alphabet, Inc., Class C	3.1
Cisco Systems, Inc.	3.0
UnitedHealth Group, Inc.	2.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3
Amazon.com, Inc.	2.1
Total	31.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin BW U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin BW U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000219765
Shareholder Report [Line Items]
Fund Name			Guardian All Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$43	0.83%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 43
Expense Ratio, Percent	[6]		0.83%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 221,066,699
Holdings Count | Holding			176
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$221,066,699
Total # of Portfolio Holdings	176
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	33.3
Industrials	12.8
Financials	12.3
Communication Services	10.1
Health Care	9.4
Consumer Discretionary	9.1
Consumer Staples	3.7
Energy	3.2
Utilities	2.2
Materials	1.7
Real Estate	1.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	7.4
Apple, Inc.	5.4
Alphabet, Inc., Class A	5.1
Amazon.com, Inc.	4.5
Microsoft Corp.	4.2
Broadcom, Inc.	3.4
Meta Platforms, Inc., Class A	2.2
JPMorgan Chase & Co.	1.9
Arista Networks, Inc.	1.8
Johnson & Johnson	1.5
Total	37.4

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000219766
Shareholder Report [Line Items]
Fund Name			Guardian Balanced Allocation VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$46	0.90%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 46
Expense Ratio, Percent	[7]		0.90%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 201,377,200
Holdings Count | Holding			367
InvestmentCompanyPortfolioTurnover			55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$201,377,200
Total # of Portfolio Holdings	367
Portfolio Turnover Rate	55%

Holdings [Text Block]

Fund Allocation

(% of Total Net Assets)

Table Summary
Common Stocks	66.1
U.S. Government Securities	17.1
Agency Mortgage-Backed Securities	7.4
Corporate Bonds & Notes	5.7
Non-Agency Mortgage-Backed Securities	1.4
U.S. Treasury Bills	0.9
Exchange-Traded Funds	0.6
Municipals	0.4
Asset-Backed Securities	0.3
TBA Sale Commitments	(0.4)
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	6.1
Alphabet, Inc., Class A	4.6
Amazon.com, Inc.	3.2
Microsoft Corp.	2.5
Broadcom, Inc.	2.2
Apple, Inc.	2.2
KLA Corp.	2.1
Micron Technology, Inc.	2.0
Advanced Micro Devices, Inc.	1.9
Goldman Sachs Group, Inc.	1.8
Total	28.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Index Allocation 60/40 Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Index Allocation 60/40 Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000223918
Shareholder Report [Line Items]
Fund Name			Guardian Equity Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$28	0.55%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 28
Expense Ratio, Percent	[8]		0.55%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 880,350,692
Holdings Count | Holding			76
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$880,350,692
Total # of Portfolio Holdings	76
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	19.7
Health Care	17.1
Information Technology	14.6
Industrials	10.3
Consumer Staples	8.2
Utilities	7.5
Real Estate	6.6
Energy	5.7
Materials	3.4
Communication Services	2.7
Consumer Discretionary	2.6
Cash/Other Assets and Liabilities	1.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Microsoft Corp.	5.3
Merck & Co., Inc.	2.8
Diamondback Energy, Inc.	2.1
Huntington Bancshares, Inc.	2.1
Johnson & Johnson	2.1
Unilever PLC, ADR	2.0
TE Connectivity PLC	1.9
Gaming & Leisure Properties, Inc.	1.8
Keurig Dr Pepper, Inc.	1.8
M&T Bank Corp.	1.7
Total	23.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000219767
Shareholder Report [Line Items]
Fund Name			Guardian Select Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$53	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 53
Expense Ratio, Percent	[9]		0.95%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 174,707,601
Holdings Count | Holding			202
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$174,707,601
Total # of Portfolio Holdings	202
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	26.5
Information Technology	14.9
Financials	14.6
Consumer Discretionary	11.0
Health Care	8.5
Real Estate	6.7
Materials	4.7
Energy	4.3
Consumer Staples	3.1
Utilities	3.0
Communication Services	1.5
Cash/Other Assets and Liabilities	1.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Carpenter Technology Corp.	1.9
XPO, Inc.	1.9
MACOM Technology Solutions Holdings, Inc.	1.8
WESCO International, Inc.	1.6
Twilio, Inc., Class A	1.6
Kirby Corp.	1.3
TD SYNNEX Corp.	1.3
ITT, Inc.	1.2
Entegris, Inc.	1.2
Comfort Systems USA, Inc.	1.2
Total	15.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000219768
Shareholder Report [Line Items]
Fund Name			Guardian Small-Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$56	1.03%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 56
Expense Ratio, Percent	[10]		1.03%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 214,582,609
Holdings Count | Holding			149
InvestmentCompanyPortfolioTurnover			149.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$214,582,609
Total # of Portfolio Holdings	149
Portfolio Turnover Rate	149%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	25.5
Industrials	20.7
Health Care	13.0
Consumer Discretionary	10.9
Financials	8.8
Materials	8.3
Energy	5.2
Consumer Staples	2.3
Utilities	2.0
Real Estate	0.3
Cash/Other Assets and Liabilities	3.0
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
IES Holdings, Inc.	3.5
Ovintiv, Inc.	3.1
Penguin Solutions, Inc.	2.9
ICON PLC	2.7
Axcelis Technologies, Inc.	2.7
TD SYNNEX Corp.	2.7
Sanmina Corp.	2.5
Fabrinet	2.4
Laureate Education, Inc.	2.4
EZCORP, Inc., Class A	2.2
Total	27.1

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000219769
Shareholder Report [Line Items]
Fund Name			Guardian Strategic Large Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$47	0.93%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 47
Expense Ratio, Percent	[11]		0.93%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 180,258,451
Holdings Count | Holding			69
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$180,258,451
Total # of Portfolio Holdings	69
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	34.3
Financials	14.0
Health Care	11.6
Communication Services	8.7
Consumer Discretionary	8.5
Industrials	7.3
Consumer Staples	5.8
Utilities	4.6
Energy	2.3
Real Estate	1.6
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Alphabet, Inc., Class C	6.6
Apple, Inc.	6.2
NVIDIA Corp.	5.9
Microsoft Corp.	5.0
Broadcom, Inc.	4.6
Amazon.com, Inc.	3.4
Cisco Systems, Inc.	2.7
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3
Visa, Inc., Class A	2.2
Merck & Co., Inc.	2.2
Total	41.1

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169894
Shareholder Report [Line Items]
Fund Name			Guardian Integrated Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$44	0.84%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[12]		0.84%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 234,694,714
Holdings Count | Holding			79
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$234,694,714
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	20%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	38.5
Communication Services	11.8
Financials	10.7
Industrials	9.8
Consumer Discretionary	9.3
Health Care	7.3
Consumer Staples	4.4
Energy	3.0
Materials	2.0
Utilities	1.8
Real Estate	1.2
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	8.4
Alphabet, Inc., Class A	6.7
Apple, Inc.	6.2
Microsoft Corp.	5.1
Amazon.com, Inc.	4.5
Broadcom, Inc.	3.5
Advanced Micro Devices, Inc.	2.9
Micron Technology, Inc.	2.7
Meta Platforms, Inc., Class A	2.5
Eli Lilly & Co.	2.3
Total	44.8

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Systematic U.S. Large Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Systematic U.S. Large Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169891
Shareholder Report [Line Items]
Fund Name			Guardian International Equity VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$59	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 59
Expense Ratio, Percent	[13]		1.14%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 192,099,294
Holdings Count | Holding			98
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$192,099,294
Total # of Portfolio Holdings	98
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	23.3
Industrials	19.9
Information Technology	14.3
Health Care	13.6
Consumer Discretionary	10.7
Consumer Staples	5.6
Communication Services	3.7
Energy	3.0
Utilities	2.5
Materials	2.1
Real Estate	0.7
Cash/Other Assets and Liabilities	0.6
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
Europe	46.8
Asia-Pacific	31.9
United Kingdom	18.7
North America	2.0
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
ASML Holding NV (Netherlands)	4.5
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
AstraZeneca PLC (United Kingdom)	2.4
Roche Holding AG (Switzerland)	2.1
Shell PLC (United Kingdom)	2.0
HSBC Holdings PLC (United Kingdom)	1.8
Recruit Holdings Co. Ltd. (Japan)	1.8
Cie Financiere Richemont SA, Class A (Switzerland)	1.8
LVMH Moet Hennessy Louis Vuitton SE (France)	1.7
Schneider Electric SE (France)	1.7
Total	22.3

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio), a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA BlackRock Advantage International Portfolio (formerly, SA Morgan Stanley International Equities Portfolio). Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169900
Shareholder Report [Line Items]
Fund Name			Guardian International Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$60	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 60
Expense Ratio, Percent	[14]		1.14%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 70,355,386
Holdings Count | Holding			67
InvestmentCompanyPortfolioTurnover			29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$70,355,386
Total # of Portfolio Holdings	67
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	25.8
Information Technology	24.4
Consumer Discretionary	14.4
Financials	10.9
Health Care	6.7
Materials	6.3
Communication Services	4.0
Consumer Staples	3.2
Utilities	2.0
Energy	0.6
Cash/Other Assets and Liabilities	1.7
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Table Summary
Europe	48.3
Asia-Pacific	32.6
United Kingdom	15.5
North America	1.9
Cash/Other Assets and Liabilities	1.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
ASML Holding NV (Netherlands)	7.8
AstraZeneca PLC (United Kingdom)	3.7
Safran SA (France)	3.4
Rolls-Royce Holdings PLC (United Kingdom)	3.1
Tokyo Electron Ltd. (Japan)	3.1
Air Liquide SA (France)	3.1
Schneider Electric SE (France)	2.4
Compass Group PLC (United Kingdom)	2.4
Infineon Technologies AG (Germany)	2.4
UBS Group AG (Switzerland)	2.1
Total	33.5

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Fidelity Institutional AM International Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Fidelity Institutional AM International Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169893
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$44	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 44
Expense Ratio, Percent	[15]		0.87%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 324,925,116
Holdings Count | Holding			66
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$324,925,116
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	55.0
Communication Services	16.7
Consumer Discretionary	9.2
Industrials	7.4
Health Care	5.3
Financials	3.7
Consumer Staples	1.2
Materials	1.0
Energy	0.2
Cash/Other Assets and Liabilities	0.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	13.2
Alphabet, Inc., Class A	9.5
Apple, Inc.	7.6
Broadcom, Inc.	5.8
Microsoft Corp.	5.1
Eli Lilly & Co.	3.8
Meta Platforms, Inc., Class A	3.3
Micron Technology, Inc.	3.1
KLA Corp.	3.1
Advanced Micro Devices, Inc.	2.8
Total	57.3

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Large Cap Disciplined Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Large Cap Disciplined Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169896
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$52	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 52
Expense Ratio, Percent	[16]		0.97%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 72,858,481
Holdings Count | Holding			79
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$72,858,481
Total # of Portfolio Holdings	79
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Financials	20.2
Information Technology	16.7
Industrials	15.6
Health Care	10.5
Consumer Discretionary	7.0
Consumer Staples	6.9
Materials	6.7
Energy	5.9
Utilities	4.7
Communication Services	3.4
Cash/Other Assets and Liabilities	2.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Amazon.com, Inc.	4.9
JPMorgan Chase & Co.	4.0
Applied Materials, Inc.	3.6
Micron Technology, Inc.	2.7
Dell Technologies, Inc., Class C	2.4
Philip Morris International, Inc.	2.2
U.S. Foods Holding Corp.	2.1
Flex Ltd.	2.1
ConocoPhillips	2.0
CRH PLC	2.0
Total	28.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin BW U.S. Large Cap Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin BW U.S. Large Cap Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169890
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Fundamental Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$51	0.98%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[17]		0.98%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 160,681,332
Holdings Count | Holding			117
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$160,681,332
Total # of Portfolio Holdings	117
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Information Technology	41.9
Communication Services	19.5
Health Care	12.7
Consumer Discretionary	11.4
Industrials	8.1
Financials	3.7
Consumer Staples	1.5
Materials	0.9
Real Estate	0.1
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
NVIDIA Corp.	12.3
Alphabet, Inc., Class A	12.2
Amazon.com, Inc.	5.9
Meta Platforms, Inc., Class A	5.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8
Apple, Inc.	4.2
Micron Technology, Inc.	4.2
Eli Lilly & Co.	3.7
Royalty Pharma PLC, Class A	2.9
Broadcom, Inc.	2.8
Total	58.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA MFS Large Cap Growth Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169899
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Relative Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$58	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[18]		1.09%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 91,593,861
Holdings Count | Holding			68
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$91,593,861
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	20.7
Information Technology	13.6
Financials	12.3
Health Care	11.8
Utilities	8.4
Materials	8.0
Energy	8.0
Consumer Staples	6.4
Consumer Discretionary	5.4
Real Estate	3.2
Communication Services	0.8
Cash/Other Assets and Liabilities	1.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
American Electric Power Co., Inc.	3.4
Qnity Electronics, Inc., Class W/I	3.3
Labcorp Holdings, Inc.	3.2
Keysight Technologies, Inc.	3.2
FirstEnergy Corp.	3.1
Republic Services, Inc.	3.0
Church & Dwight Co., Inc.	3.0
RPM International, Inc.	2.7
Fifth Third Bancorp	2.6
CDW Corp.	2.5
Total	30.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000169898
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Traditional Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$56	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 56
Expense Ratio, Percent	[19]		1.08%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 39,402,795
Holdings Count | Holding			80
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$39,402,795
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	28.1
Information Technology	22.8
Health Care	18.5
Consumer Discretionary	10.2
Financials	6.4
Utilities	5.7
Communication Services	2.7
Real Estate	1.9
Materials	1.5
Consumer Staples	0.5
Energy	0.5
Cash/Other Assets and Liabilities	1.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Flex Ltd.	5.4
Ferguson Enterprises, Inc.	3.4
ON Semiconductor Corp.	3.2
JB Hunt Transport Services, Inc.	2.9
Revvity, Inc.	2.9
Teledyne Technologies, Inc.	2.7
LPL Financial Holdings, Inc.	2.7
DoorDash, Inc., Class A	2.6
Aramark	2.5
API Group Corp.	2.5
Total	30.8

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Mid Cap Core Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Mid Cap Core Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000200219
Shareholder Report [Line Items]
Fund Name			Guardian Multi-Sector Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$48	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 48
Expense Ratio, Percent	[20]		0.97%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 151,152,025
Holdings Count | Holding			407
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$151,152,025
Total # of Portfolio Holdings	407
Portfolio Turnover Rate	52%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	32.2
Non-Agency Mortgage-Backed Securities	26.1
Agency Mortgage-Backed Securities	25.4
Asset-Backed Securities	23.3
Senior Secured Loans	13.6
Exchange-Traded Funds	2.9
Common Stocks	0.6
Preferred Stocks	0.3
Cash/Other Assets and Liabilities	(24.4)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Uniform Mortgage-Backed Security, 5.500%, due 7/1/2056	5.8
Uniform Mortgage-Backed Security, 5.000%, due 7/1/2056	3.6
Uniform Mortgage-Backed Security, 4.500%, due 7/1/2056	3.3
Uniform Mortgage-Backed Security, 3.500%, due 7/1/2056	3.1
Uniform Mortgage-Backed Security, 3.000%, due 7/1/2056	2.9
Uniform Mortgage-Backed Security, 6.000%, due 8/1/2056	2.0
Janus Henderson Emerging Markets Debt Hard Currency ETF	1.9
Government National Mortgage Association, 3.500%, due 7/20/2056	1.7
Uniform Mortgage-Backed Security, 4.000%, due 7/1/2056	1.5
Connecticut Avenue Securities Trust, Class 1B1, 5.578%, due 2/25/2045	1.3
Total	27.1

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Multi-Managed Diversified Fixed Income Portfolio, a series of Seasons Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Multi-Managed Diversified Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000223919
Shareholder Report [Line Items]
Fund Name			Guardian Short Duration Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$23	0.46%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 23
Expense Ratio, Percent	[21]		0.46%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 124,361,028
Holdings Count | Holding			62
InvestmentCompanyPortfolioTurnover			90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$124,361,028
Total # of Portfolio Holdings	62
Portfolio Turnover Rate	90%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	32.2
Asset-Backed Securities	25.2
Agency Mortgage-Backed Securities	21.4
U.S. Government Securities	16.8
Non-Agency Mortgage-Backed Securities	1.4
Cash/Other Assets and Liabilities	3.0
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 1.750%, due 11/15/2029	16.8
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.6
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.0
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	3.8
Federal National Mortgage Association, 3.000%, due 5/1/2037	3.7
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.4
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.4
GMF Floorplan Owner Revolving Trust, Class C, 4.880%, due 3/15/2029	2.3
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.3
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.3
Total	45.6

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan Ultra-Short Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan Ultra-Short Bond Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000200216
Shareholder Report [Line Items]
Fund Name			Guardian Small Cap Value Diversified VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$58	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 58
Expense Ratio, Percent	[22]		1.05%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 161,045,344
Holdings Count | Holding			101
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$161,045,344
Total # of Portfolio Holdings	101
Portfolio Turnover Rate	50%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Table Summary
Industrials	21.2
Financials	17.9
Information Technology	15.7
Health Care	11.4
Materials	10.8
Energy	7.2
Consumer Discretionary	4.2
Real Estate	3.9
Utilities	3.2
Communication Services	2.5
Consumer Staples	1.3
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
Ultra Clean Holdings, Inc.	3.4
ICON PLC	2.6
Teradata Corp.	2.6
Silicon Motion Technology Corp., ADR	2.5
Regal Rexnord Corp.	2.5
PTC Therapeutics, Inc.	2.3
Onto Innovation, Inc.	2.2
Enterprise Financial Services Corp.	2.1
WesBanco, Inc.	2.1
RXO, Inc.	2.1
Total	24.4

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Small Company Value Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Small Company Value Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000200220
Shareholder Report [Line Items]
Fund Name			Guardian Total Return Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$41	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[23]		0.82%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 187,467,265
Holdings Count | Holding			230
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$187,467,265
Total # of Portfolio Holdings	230
Portfolio Turnover Rate	21%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
Corporate Bonds & Notes	41.1
Asset-Backed Securities	23.8
U.S. Government Securities	19.7
Non-Agency Mortgage-Backed Securities	10.0
Foreign Government	2.5
Municipals	0.9
Cash/Other Assets and Liabilities	2.0
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Bonds, 4.625%, due 11/15/2044	11.6
U.S. Treasury Bonds, 4.500%, due 11/15/2054	6.0
Carlyle U.S. CLO Ltd., Class CR2, 5.672%, due 10/21/2037	1.6
OHA Credit Funding 3 Ltd., Class CR2, 5.425%, due 1/20/2038	1.1
U.S. Treasury Bonds, 4.250%, due 2/15/2054	1.0
TCW CLO Ltd., Class A1R1, 5.035%, due 1/20/2038	0.9
CNH Equipment Trust, Class A4, 3.910%, due 3/15/2028	0.9
Regal Rexnord Corp., 6.400%, due 4/15/2033	0.8
Sammons Financial Group, Inc., 6.875%, due 4/15/2034	0.8
Morgan Stanley Capital I Trust, Class AS, 2.749%, due 6/15/2054	0.8
Total	25.5

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA JPMorgan MFS Core Bond Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA JPMorgan MFS Core Bond Portfolio. SAST or SST fund. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.
C000200221
Shareholder Report [Line Items]
Fund Name			Guardian U.S. Government/Credit VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$37	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 37
Expense Ratio, Percent	[24]		0.74%
Material Change Date		Jan. 01, 2026
AssetsNet			$ 128,013,088
Holdings Count | Holding			192
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of June 30, 2026)

Table Summary
FUND STATISTICS	fund
Total Net Assets	$128,013,088
Total # of Portfolio Holdings	192
Portfolio Turnover Rate	56%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Table Summary
U.S. Government Securities	51.1
Corporate Bonds & Notes	41.2
Asset-Backed Securities	3.8
Agency Mortgage-Backed Securities	3.1
Non-Agency Mortgage-Backed Securities	1.1
Foreign Government	0.5
Cash/Other Assets and Liabilities	(0.8)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Table Summary
U.S. Treasury Notes, 3.625%, due 8/31/2029	5.4
U.S. Treasury Notes, 4.125%, due 10/31/2029	4.8
U.S. Treasury Notes, 4.250%, due 1/31/2030	4.7
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.7
U.S. Treasury Notes, 4.250%, due 6/30/2029	3.6
U.S. Treasury Notes, 4.375%, due 8/31/2028	3.5
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.2
U.S. Treasury Notes, 4.250%, due 8/15/2035	2.9
U.S. Treasury Notes, 3.625%, due 8/31/2030	2.7
U.S. Treasury Notes, 3.500%, due 4/30/2030	2.5
Total	37.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2026.

On July 9, 2026, the Board of Trustees of Guardian Variable Products Trust approved an Agreement and Plan of Reorganization which provides for the reorganization of the Fund into SA Franklin Core Fixed Income Portfolio, a series of SunAmerica Series Trust. Pursuant to the reorganization, the shareholders of the Fund will become shareholders of SA Franklin Core Fixed Income Portfolio. Shareholders of record as of August 17, 2026 will be asked to approve the proposed reorganization at a special meeting of shareholders expected to be held on or about November 13, 2026. If the proposal is approved and all conditions to closing are satisfied or waived, the transaction is expected to be completed during the fourth quarter of 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2026.

[1]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[2]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[3]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[4]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[5]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[6]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[7]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[8]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[9]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[10]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[11]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[12]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[13]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[14]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[15]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[16]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[17]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[18]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[19]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[20]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[21]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[22]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[23]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[24]	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.